Mine standby costs	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Mine standby costs
30. Mine standby costs

	December 31, 2022	December 31, 2021

Stratoni	$24,245	$7,168
Skouries	7,782	5,785
Other mine standby costs	2,340	2,398
	$34,367	$15,351

Operations were suspended at Stratoni at the end of 2021 and the mine and plant were placed on care and maintenance during 2022. A decision was made in December 2022 to re-start the construction of Skouries, conditional upon the initial drawdown of the Term Facility (Note 16 (a)); Skouries is no longer considered to be on care and maintenance as at December 31, 2022.
Operations at Stratoni were also suspended during July and August of 2021 to remediate ground support conditions.